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February 27, 2007

VIA EDGAR

The United States Securities and
 Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

Subject: Registration of Flexible Purchase Payment Variable Deferred Annuity
         Contracts (the "Registration Statement") - Selective Review Requested

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 1 (the "Separate Account"), we hereby submit for filing an initial registration statement on Form N-4 under the Securities Act of 1933 and the Investment Company Act of 1940 for the purpose of registering flexible purchase payment variable deferred annuity contracts (the "Contract").

The Contract has features that are substantially the same as those that appear in other registration statements filed on behalf of the Company and its separate accounts and recently reviewed by the staff, including the registration statements for File No. 333-97085 and File No. 333-47016. In particular, the Contract includes certain "living benefit" and "death benefit" rider options currently offered in these other contracts, including:

      "Living Benefit" Rider Options:

          Payment Optimizer Plus

      "Death Benefit" Rider Options:

          Annual Step-Up Death Benefit Rider

Another "Living Benefit" rider option, Lifetime Income Plus 2007, is a new rider option that the Company intends to offer on and after May 1, 2007 in certain contracts issued through its separate accounts. It has been included in Post-Effective Amendments we have filed with the Commission and, therefore, has not yet been reviewed by the staff.

The Contract also offers a "bonus credit" feature. Under the Contract, bonus credits will be applied to purchase payments at a rate dependent on the amount of cumulative purchase payments (adjusted for withdrawals) applied to the contract. The registration statement for File No. 333-62695, which is a product offered by our affiliate insurance company (Genworth Life and Annuity Insurance Company), also includes a "bonus credit" feature.

The registration statements for File No. 333-97085 and File No. 333-47016 were last reviewed by the staff on October 20, 2006 (as part of post-effective amendments). The registration statement for File No. 333-62695 was last reviewed by the staff on October 18, 2006 (as part of a post-effective amendment).

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The United States Securities
 and Exchange Commission
February 27, 2007
Page 2

Please note, also, that this Registration Statement is substantially similar to a new registration statement filed by our affiliate, Genworth Life and Annuity Insurance Company, on February 9, 2007 (File No. 333-140575). The only material difference is that the New York Department of Insurance does not permit the commutation feature for Payment Optimizer Plus and, therefore, the Contract and the Registration Statement have been revised accordingly. All of the other features and disclosures are substantially the same.

Based on the foregoing, we request that the Registration Statement receive selective review.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/ Michael D. Pappas
-------------------------
Michael D. Pappas
Associate General Counsel

Cc:   Mark Cowan
Office of Insurance Products